Dropdowns (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 Vessel	Dec. 31, 2009	Mar. 17, 2010 Suezmax Tankers [Member] Tanker	Mar. 17, 2010 Handymax Product tanker [Member] Tanker
Dropdowns (Textual) [Abstract]
Number of vessels acquired	3		2	1
Increase in Partnership's net income (loss) due to effect of adjustment in common control exchanges	$ 2.3	$ 5.3